EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE (Details Narrative) - USD ($) $ in Thousands	Mar. 11, 2022	Oct. 04, 2021	Jun. 14, 2020
Subsequent Event [Line Items]
Stock issued during period value new issues		$ 1,500
NLC Pharma Ltd [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage			15.00%
Share purchase agreement [Member] | 3CL Science Ltd [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues	$ 10,000
Share purchase agreement [Member] | NLC Pharma Ltd [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	48.00%
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues	$ 3,800
Subsequent Event [Member] | Share purchase agreement [Member] | 3CL Science Ltd [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues	$ 10,000
Subsequent Event [Member] | Share purchase agreement [Member] | Three C L Science Ltd Membe [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	52.00%
Subsequent Event [Member] | Share purchase agreement [Member] | NLC Pharma Ltd [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	48.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues	$ 3,800